Payables and other current liabilities - Disclosure of breakdown of trade and other payables (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Trade and other current payables [abstract]
Trade payables	€ 30,748	€ 21,953		€ 8,216
Accrued invoices	13,049	25,269		7,250
Other	26	(1)		9
Trade payables and other current liabilities	€ 43,824	€ 47,221	[1]	€ 15,475	[1]

[1]	1In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current, and
Non-current Liabilities with Covenants, the non-current portion of the OCEANE bonds as of December 31, 2022, amounting to €19,332 thousand, and the non-current portion of the Heights convertible notes as of December 31, 2023, amounting to €20,652 thousand, were reclassified within the current liabilities (Convertible loan notes) as of December 31, 2022 and 2023 respectively (see Note 2).